Note 3 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 614,825	$ 480,648	$ 396,827
Total revenue	614,825	480,648	396,827
Customer group 1 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	204,683	193,294	168,428
Ireland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	211,665	184,875	163,048
Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	85,024	65,133	61,112
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	77,953	62,714	34,628
Other locations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	240,183	167,925	138,040
Advertising [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	396,040	290,723	230,980
Query [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	216,832	188,997	162,168
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,953	$ 927	$ 3,679